Note 19 - Pension Plan - Changes in Benefit Obligations (Details) - Pension Plan [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Projected benefit obligation	$ 38,974	$ 42,368
Current service cost	596	1,013
Plan participant / third party contributions	185	246
Interest cost	424	744
Benefits paid	(371)	(601)
Individual settlements	(35)	84
Settlement due to amendment of contract	(45,388)
Settled benefits due to the purchase of annuity contracts	(319)
Foreign exchange	(1,177)	(2,038)
Expected projected benefit obligation, December 31	(7,111)	41,816
Actuarial loss / (gain), net of foreign exchange	8,924	(2,842)
Projected benefit obligation	$ 1,813	$ 38,974